Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Schedule of Transactions With Directors of the Group (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts due	€ 75	€ 59
Amounts owed	7,966	7,457	€ 8,028
Director
Disclosure Of Transactions Between Related Parties [Line Items]
Cost	2,332	3,212	998
Amounts due	413	179	1
Income	3,366	3,755	2,610
Amounts owed	903	887	1,060
Director | Finished products purchased from Truong Thanh Furniture Corporation [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Cost	1,340	1,852
Amounts due	412	178
Director | Purchase Of Agency Services From The Company Reflex Marketing [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Cost	992	1,360	998
Amounts due	1	1	1
Director | Selling Of Finished Products To Nat Store Ltd [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Income	1,631	1,354	1,065
Amounts owed	171	233	441
Director | Selling Of Finished Products To In Casa Group Pty [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Income	1,735	2,401	1,545
Amounts owed	€ 732	€ 654	€ 619